GAIN/(LOSS) ON SALE OF ASSETS AND SETTLEMENT OF CHARTERS - Gain on Sale of Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 carrier	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	$ 258,574			$ 22,744	$ 156,200
Gain/(Loss)	15,828			5,374	18,670
Settlement of charters	(23,000)
Gain/(Loss)	(23,000)
Total	235,574			22,744	156,200
Total	(7,172)			5,374	18,670
Container vessels
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	31,150
Number of container vessels sold | vessel		7
Dry Bulk Vessels
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	114,071
Gain/(Loss)	1,121
Number of dry bulk vessels sold		8	13
Landbridge Wisdom
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)					51,989
Gain/(Loss)					2,194
MSC Margarita
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)				5,991
Gain/(Loss)				(9)
MSC Vidhi
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)				5,992
Gain/(Loss)				(8)
Glorycrown
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)					43,740
Gain/(Loss)					10,056
Everbright
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)					41,113
Gain/(Loss)					6,390
SFL Elbe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)					9,885
Gain/(Loss)					43
SFL Weser
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)					9,473
Gain/(Loss)					$ (13)
Green Ace
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)				10,761
Gain/(Loss)				$ 5,391
Asian Ace
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	9,449
Gain/(Loss)	4,336
SFL Yukon
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	9,974
Gain/(Loss)	(98)
SFL Sara
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	10,911
Gain/(Loss)	(734)
SFL Kate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	11,362
Gain/(Loss)	(289)
SFL Hudson
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	10,722
Gain/(Loss)	812
SFL Humber
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	11,848
Gain/(Loss)	(618)
SFL Ottawa
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds/ (Payments)	49,087
Gain/(Loss)	11,298
SFL Albany
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of charters	(11,500)
Gain/(Loss)	(11,500)
SFL Fraser
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of charters	(11,500)
Gain/(Loss)	$ (11,500)